Money Market Portfolio
Summary Sections - Money Market Portfolio
INVESTMENT OBJECTIVE
The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Money Market Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses		Money Market Portfolio
Management Fees		0.20%
Other Expenses		0.30%
Administration Fees		0.10%
Other Operating Expenses		0.20%
Total Annual Portfolio Operating Expenses		0.50%
Fee Waiver and/or Expense Reimbursement	[1]	(0.32%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.18%
[1]	The Administrator has agreed to reduce or limit "Total Annual Portfolio Operating Expenses" of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) such that the Portfolio's "Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement" is not more than 0.20% of the Portfolio's average daily net assets. This expense reduction/limitation will remain in effect through at least December 31, 2012 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions' Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	18	128	248	597

PRINCIPAL INVESTMENT STRATEGIES
Investments: The Portfolio invests exclusively in:

• Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

• U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

• Repurchase agreements related to the securities described above

• Federal funds

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Pursuant to an order of the Securities and Exchange Commission (“SEC”), the Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman, Sachs & Co. (“Goldman Sachs”), an affiliate of the Portfolio’s investment adviser.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

• Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

• Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its fixed-income securities) will tend to be lower than prevailing market rates. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.

• Liquidity Risk—The risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perception. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s ability to maintain a $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

• Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

• Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

• Regulatory Risk—The SEC has recently adopted amendments to money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds, and may adopt additional amendments in the future. These changes may adversely affect the Portfolio’s return potential.

• Stable NAV Risk—The risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.
TOTAL RETURN CALENDAR YEAR
The total return for the 9-month period ended September 30, 2011 was 0.02%. Best Quarter Q1 ’01 +1.38% Worst Quarter Q1 ’10 +0.02%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Money Market Portfolio	0.09%	2.52%	2.37%	4.28%	May 17, 1988

Ultra-Short Duration Government Portfolio
Ultra-Short Duration Government Portfolio
INVESTMENT OBJECTIVE
The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Ultra-Short Duration Government Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses	Ultra-Short Duration Government Portfolio
Management Fees	0.16%
Other Expenses	0.20%
Administration Fees	0.05%
Other Operating Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra-Short Duration Government Portfolio	37	116	202	456

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 193% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Investments: The Portfolio invests exclusively in:

• U.S. Government Securities and related custodial receipts

• Repurchase agreements related to the securities described above

• Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the NAV of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.49, 0.98, and 1.91 respectively.

Expected Approximate Interest Rate Sensitivity: Nine-Month Treasury Bill

Credit Quality: U.S. Government Securities

Benchmarks: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse — with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple investment strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mispricings and incorporate long-term views

• Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

• Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

• Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

• Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

• Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

• Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

• Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

• Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

• Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

• Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
TOTAL RETURN CALENDAR YEAR
The total return for the 9-month period ended September 30, 2011 was 0.47%. Best Quarter Q3 ’01 +1.99% Worst Quarter Q2 ’04 -0.13%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years	Life of Portfolio		Inception Date
Ultra-Short Duration Government Portfolio	0.79%	3.50%	3.41%	3.61%		Jul. 10, 1991
Ultra-Short Duration Government Portfolio BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.36%	2.97%	2.78%	3.93%	[1]	Aug. 01, 1991
Ultra-Short Duration Government Portfolio BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.83%	3.31%	3.16%	4.27%	[1]	Aug. 01, 1991
Ultra-Short Duration Government Portfolio Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)	1.65%	3.92%	3.75%	4.59%	[2]	Nov. 01, 1992
[1]	Since August 1, 1991.
[2]	Since November 1, 1992.

Short Duration Portfolio
Short Duration Portfolio
INVESTMENT OBJECTIVE
The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Short Duration Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses	Short Duration Portfolio
Management Fees	0.16%
Other Expenses	0.20%
Administration Fees	0.05%
Other Operating Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short Duration Portfolio	37	116	202	456

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 283% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities that are U.S. Government Securities. Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

• Other U.S. Government Securities and related custodial receipts

• Repurchase agreements related to the securities described above

• Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.91 and 2.75, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality: Privately issued mortgage securities rated AAA or Aaa or AA or Aa by a NRSRO at the time of purchase; U.S. Government Securities

Benchmark: The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse — with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple investment strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mispricings and incorporate long-term views

• Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

• Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

• Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

• Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

• Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

• Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

• Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

• Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

• Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

• Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
TOTAL RETURN CALENDAR YEAR	[1]
The total return for the 9-month period ended September 30, 2011 was 1.22%. Best Quarter Q3 ’01 +3.08% Worst Quarter Q2 '04 -0.77%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years	Life of Portfolio		Inception Date
Short Duration Portfolio	2.80%	4.01%	4.09%	4.40%		Oct. 09, 1992
Short Duration Portfolio BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	2.28%	4.38%	4.09%	4.65%
Short Duration Portfolio Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	2.40%	4.32%	4.07%	4.83%	[1]	Nov. 01, 1992
[1]	Since November 1, 1992.

[1]	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.